Segment information	6 Months Ended
Jun. 30, 2022
Segment information
Segment information

1 Segment information

in EUR k	For the three months ended June 30, 2022
	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	3,653	7,545	—	11,198

Adjusted EBITDA	1,472	2,005	(9,413)	(5,936)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	12	713	34	759
Additions to intangible assets	70	—	37	107

Other segment information
Depreciation and amortization	124	512	1,513	2,149
Research and development expenses	—	—	4,457	4,457

in EUR k	For the three months ended June 30, 2021
	Pharmaceutical	Diagnostics*	Corporate	Total
Total Revenues from contracts with external customers	2,831	6,378	—	9,209

Adjusted EBITDA	647	278	(9,543)	(8,618)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	3	—	105	108
Additions to intangible assets	241	—	522	763

Other segment information
Depreciation and amortization	410	412	1,493	2,315
Research and development expenses	—	—	4,053	4,053

	For the six months ended June 30, 2022
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	6,888	14,501	—	21,389

Adjusted EBITDA	2,571	2,719	(21,377)	(16,087)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	12	713	113	838
Additions to intangible assets	99	—	52	151

Other segment information
Depreciation and amortization	251	953	3,308	4,512
Research and development expenses	—	—	9,071	9,071

	For the six months ended June 30, 2021
in EUR k	Pharmaceutical	Diagnostics*	Corporate	Total
Total Revenues from contracts with external customers	6,429	12,573	—	19,002

Adjusted EBITDA	2,144	1,168	(21,563)	(18,251)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	9	234	419	662
Additions to intangible assets	563	—	1,172	1,735

Other segment information
Depreciation and amortization	824	818	3,032	4,674
Research and development expenses	—	—	8,388	8,388

	For the year ended December 31, 2021
in EUR k	Pharmaceutical	Diagnostics*	COVID-19*	Corporate	Total
Total Revenues from contracts with external customers	15,641	26,697	146,334	—	188,672

Adjusted EBITDA	4,843	2,952	20,903	(46,247)	(17,549)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	690	261	2,480	936	4,367
Additions to intangible assets	2,401	—	386	—	2,787

Other segment information
Depreciation and amortization	2,076	2,539	9,511	5,848	19,974
Research and development expenses	—	—	—	19,297	19,297

* Total Revenues from contracts with external customers have been revised for the second quarter and first half of 2021 and for the year ended December 31, 2021. Refer to Note 2 – Revision of previously issued financial statements.

Adjusted EBITDA

Adjustments to income/ loss include non-cash charges in relation to depreciation, amortization (including impairments), one-off costs (as defined below), share-based payments as well as net financial costs and income taxes. Certain costs, and related income, are not allocated to the reporting segment results and represent the residual operating activities of the Group reported as ‘Corporate’. These costs include general financing costs and corporate overheads related to, centralized functions such as communications, information technology, facilities, legal, finance and accounting, insurance (D&O), human resources, business development and strategic initiatives, certain professional and consulting services, procurement, research and development and other supporting activities.

“One-off costs” are related to the costs incurred for the process of obtaining the equity and debt financing which were not directly attributable to the Oxford Loan or issuance of shares. One-off costs primarily include legal and consulting fees. These costs were disclosed under corporate expenses for the first quarter of 2022. Management reassessed and classified the one-off costs as an adjustment item for the first half of 2022.

Decreases in corporate expenses for the second quarter and first half of 2022 are mainly due to decreases in personnel costs and implementation of cost saving measures.

Reconciliation of segment Adjusted EBITDA to Group loss before taxes from continuing operations

	For the three months ended June 30
in EUR k	2022	2021*
Reported segment Adjusted EBITDA	3,477	925
Corporate expenses	(9,413)	(9,543)
	(5,936)	(8,618)
Share-based payment income/(expenses)	(571)	(2,234)
Depreciation and amortization	(2,149)	(2,315)
One-off costs	(2,179)	—
Operating loss from continuing operations	(10,835)	(13,167)
Financial costs, net	(877)	(175)
Income tax expenses	(175)	(124)
Loss before taxes from continuing operations for the three months ended June 30	(11,887)	(13,466)

	For the six months ended June 30
in EUR k	2022	2021*
Reported segment Adjusted EBITDA	5,290	3,312
Corporate expenses	(21,377)	(21,563)
	(16,087)	(18,251)
Share-based payment income/(expenses)	1,386	(4,276)
Depreciation and amortization	(4,512)	(4,674)
One-off costs	(2,179)	—
Operating loss from continuing operations	(21,392)	(27,201)
Financial costs, net	(1,497)	(434)
Income tax expenses	(179)	(124)
Loss before taxes from continuing operations for the six months ended June 30	(23,068)	(27,759)

Reconciliation of segment Adjusted EBITDA to Group loss for the period

in EUR k	2021*	2020*	2019*
Reported segment Adjusted EBITDA	28,697	40,655	17,020
Corporate expenses	(46,247)	(39,918)	(22,949)
	(17,550)	737	(5,929)
Share-based payment income/(expenses)	(8,035)	(5,658)	(6,418)
Depreciation and amortization	(19,974)	(15,128)	(6,579)
Operating loss	(45,559)	(20,049)	(18,926)
Financial costs, net	(848)	(1,394)	(2,013)
Income tax expenses	24	(281)	(158)
Loss for the year	(46,383)	(21,724)	(21,097)

* Reported segment Adjusted EBITDA has been revised for the second quarter and first half of 2021 and for the years ended December 31, 2021, 2020 and 2019. Refer to Note 2 – Revision of previously issued financial statements.

Non-current asset locations

Non-current assets of the Group consist of right-of-use assets (under IFRS 16), property, plant and equipment, as well as intangible assets. All of such assets are located in Germany, which is the country of the business address of Centogene GmbH, except for property, plant and equipment of EUR 115k (December 31, 2021: EUR 147k) and right-of-use assets of EUR Nil (December 31, 2021: EUR 137k), which are located in the United States.